Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Nov. 05, 2019	Oct. 22, 2019	Jun. 30, 2019	Mar. 29, 2019	Mar. 23, 2017	Dec. 31, 2019	Dec. 31, 2018	Aug. 09, 2019
Commitments and Contingencies (Textual)
Consulting fee commitment						$ 100,000		$ 348,853
Operating lease tenant improvement allowance						1,352,790
Operating lease expense						2,659,308	$ 2,523,075
Payment for investment						3,500,000
Balance in escrow account						$ 3,650,000
Operating leases, description				On March 29, 2019, AEM entered into a 167-month operating lease for approximately 25,000 square feet of space located in Irvine, California (the "New Irvine Lease") with respect to its operations. On June 15, 2019, the New Irvine Lease was amended to reduce the leased space to approximately 15,000 square feet. On August 9, 2019 the lease was assigned to WPT. The initial base rent pursuant to the lease, as amended, is $39,832 per month, increasing to $58,495 per month over the term of the lease. Lease payments under the New Irvine Lease began on November 1, 2019. The New Irvine Lease also provides for a tenant improvement allowance of up to $1,352,790.	Allied Esports entered into a non-cancellable operating lease for 30,000 square feet of event space in Las Vegas, Nevada, for the purpose of hosting Esports activities (the "Las Vegas Lease"). As part of the Las Vegas Lease, Allied Esports committed to build leasehold improvements to repurpose the space for Esports events prior to March 23, 2018, the day the Arena opened to the public (the "Commencement Date"). Initial lease terms are for minimum monthly payments of $125,000 for 60 months with an option to extend for an additional 60 months at $137,500 per month. Additional annual tenant obligations are estimated at $2 per square foot for Allied Esports' portion of real estate taxes and $5 per square foot for common area maintenance costs. Lease payments began at the Commencement Date. The aggregate base rent payable over the lease term will be recognized on a straight-line basis.
Agreement, description						The Company assumed the obligations under an employment agreement (the "WPT CEO Agreement") with the chief executive officer of WPT (the "WPT CEO"), which expires on January 25, 2022 and is renewable upon the agreement of the parties. The WPT CEO Agreement provides for a base salary of not less than $400,000, of which $315,000 is allocated to his employment and $85,000 is allocated to consultancy and board compensation and is payable to a consulting company of which the WPT CEO is a member (the "Consulting Company."). The WPT CEO agreement also provides for annual performance bonuses based upon reaching certain EBITDA performance objectives. Further, pursuant to the terms of the WPT CEO Agreement, the WPT CEO is entitled to a profitability payment of up to $1.5 million in the event the WPT business reduces its losses or becomes profitable during the term of the WPT Agreement.
Deferred Production Costs [Member]
Commitments and Contingencies (Textual)
Operating lease expense						$ 385,113	385,113
General and Administrative Expense [Member]
Commitments and Contingencies (Textual)
Operating lease expense						923,056	773,568
Cost of Revenues [Member] | In-person [Member]
Commitments and Contingencies (Textual)
Operating lease expense						1,351,139	$ 1,364,394
Chief Executive Officer [Member]
Commitments and Contingencies (Textual)
Restricted stock granted, shares	17,668
Restricted stock granted, value	$ 100,000
Agreement provides for base salary	$ 300,000
Simon Agreement [Member]
Commitments and Contingencies (Textual)
Balance in escrow account						4,950,000
Investment agreements cash		$ 1,300,000
TV Azteca [Member]
Commitments and Contingencies (Textual)
Payment for investment						3,500,000
Obligation to be paid March 1, 2020						1,500,000
Obligation to be paid March 1, 2021						1,000,000
Obligation to be paid March 1, 2022						1,000,000
Investment agreements purchased shares			742,692
Investment agreements common stock value			$ 5,000,000			$ 7,000,000